GOING CONCERN	12 Months Ended
Jun. 30, 2013
GOING CONCERN [Abstract]
GOING CONCERN

2.

GOING CONCERN

These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize it assets and discharge its liabilities in the normal course of business. The Company has a net loss and net cash used in operating activities in fiscal 2013 of $5,221,747 and $4,195,655 respectively and has a working capital deficit, accumulated deficit and stockholders' deficit of $556,140, $28,021,633 and $2,270,386, respectively, at June 30, 2013. In addition, the Company has not yet generated revenue sufficient to support ongoing operations. These factors raise substantial doubt regarding the Company's ability to continue as a going concern. The continuation of the Company as a going concern is dependent upon the continued financial support from its stockholders, the ability of the Company to obtain necessary debt or equity financing to continue operations, and the attainment of profitable operations. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

During the year ended June 30, 2013 the Company received $1,658,000 in exchange for common stock and $300,000 in exchange for common stock and warrants in connection with private placements, received $910,000 in connection with the exercise of warrants and received $675,000 in exchange for convertible notes. In addition,  the Company  received $810,003 under the stock purchase agreement with Lincoln Park Capital, signed in January 2012, and has the ability to sell another $3.6 million under the agreement.

Management believes that the actions presently being taken provide the opportunity for the Company to continue as a going concern.